Pension and Other Retiree Benefits (Weighted Average Assumptions Used in Calculating Benefit Obligation) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	5.00%	5.50%
International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.70%	5.40%
Rate of compensation increase	4.00%	3.60%	4.40%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.50%	5.00%
Rate of compensation increase	0.00%	0.00%	0.00%